Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 290,245	$ 313,396	$ 264,877
Time charter and voyage expenses	(4,980)	(4,492)	(5,187)
Direct vessel expenses	(3,567)	(1,532)	(1,979)
Management fees (entirely through related party transactions)	(97,866)	(95,336)	(95,827)
General and administrative expenses	(17,057)	(15,532)	(14,588)
Depreciation and amortization	(57,617)	(57,623)	(67,718)
Interest income	4,767	1,683	720
Interest expenses and finance cost	(75,987)	(73,561)	(78,610)
Impairment loss	0	0	(11,690)
Gain on sale of vessels	11,749	5,771	22,599
Change in fair value of other assets	0	0	(1,188)
Equity in net earnings of affiliated companies	15,499	18,436	2,000
Other income	377	41	280
Other expense	(2,685)	(1,514)	(642)
Net income	62,878	89,737	13,047
Dividend on preferred shares Series B	0	(78)	(108)
Dividend on preferred shares Series D	0	(281)	(642)
Dividend on restricted shares	(105)	(245)	(385)
Undistributed income attributable to Series C participating preferred shares	(3,058)	(4,337)	(541)
Net income attributable to common stockholders, basic	59,715	84,796	11,371
Dividend on preferred shares Series B	0	78	0
Dividend on preferred shares Series D	0	281	0
Dividend on restricted shares	105	245	0
Undistributed income attributable to Series C participating preferred shares	0	0	541
Net income attributable to common stockholders, diluted	$ 59,820	$ 85,400	$ 11,912
Net income per share, basic	$ 0.4	$ 0.57	$ 0.08
Weighted average number of shares, basic	149,932,713	150,025,086	147,606,448
Net income per share, diluted	$ 0.4	$ 0.56	$ 0.08
Weighted average number of shares, diluted	150,736,156	153,300,395	156,482,448